Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of changes in the carrying amount of goodwill

Amount
RMB
Balance as of December 31, 2020 and 2021	10,236
Impairment related to Newsky Wisdom (see Note 8)	(10,236)
Balance as of December 31, 2022	—